Net Loss per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders

7.    Net Loss per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per share:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Numerator:
Net loss attributable to common stockholders	$(1,255,915)	$(35,162)	$(6,532,845)	$(4,752,980)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	1,181,150	543,708	891,211	443,880

Net loss per share attributable to common stockholders	$(1.06)	$(0.06)	$(7.33)	$(10.71)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would have been anti-dilutive:

	As of September 30,
	2024	2023
Options, RSUs, and grants	106,434	52,761
Warrants	1,798,643	301,880
Total	1,905,077	354,641

7.    Net Loss per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per share:

	For the years ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(7,637,642)	$(12,091,540)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	475,171	315,518

Net loss per share attributable to common stockholders	$(16.07)	$(38.32)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would have been anti-dilutive:

	As of December 31,
	2023	2022
Options, RSUs, and grants	60,741	49,625
Warrants	432,202	111,742
Total	492,943	161,367